Recapitalization	12 Months Ended
Dec. 31, 2025
Recapitalization [Abstract]
Recapitalization
35.	Recapitalization

Pursuant to the Merger Agreement, immediately prior to the Closing Date, (i) all outstanding Blue Ocean Class B Shares, with a par value of US$0.0001, were converted into Blue Ocean Class A shares, with a par value of US$0.0001, at a conversion ratio of 1.00, and (ii) all outstanding public shares, with a par value of US$0.0001, were exchanged with TNL Mediagene for the right to receive TNL Mediagene ordinary shares, with a par value of US$0.0001, at an conversion ratio of 1.00 (all stated on a pre-split basis).

The Recapitalization has been accounted for with Blue Ocean being identified as the acquired entity for financial reporting purposes. Accordingly, the Recapitalization has been accounted for as the equivalent of TNL Mediagene issuing shares for the net assets of Blue Ocean, accompanied by a recapitalization by third party investors. The net assets of Blue Ocean were recognized at their net carrying amounts with no goodwill or other intangible assets.

TNL Mediagene has been determined to be the accounting acquirer based on the evaluation of the following facts and circumstances:

●	the former owners of TNL Mediagene hold the largest portion of voting rights in the combined company;

●	TNL Mediagene has the right to appoint a majority of the directors in the combined company;

●	TNL Mediagene’s existing senior management team comprise a majority of management of the combined company;

●	the operations of TNL Mediagene represent the ongoing operations of the combined company; and

●	TNL Mediagene is the larger one of the combining entities based on the fair value, assets, revenues and profit/loss.

The acquisition of the net assets of Blue Ocean on the Closing Date does not meet the definition of a business combination under IFRS 3—Business Combinations and has therefore been accounted for within the scope of IFRS 2—Share-based Payments, with the former Blue Ocean shareholders receiving TNL Mediagene ordinary shares based on the Merger Agreement or requested redemption. The excess of fair value of TNL Mediagene ordinary shares issued over the fair value of Blue Ocean’s identifiable net assets acquired represents compensation for the service of a stock exchange listing for its shares and was expensed as incurred, the summary of which is as follows:

	Listing expense
	Shares	Amount
Fair value of TNL Mediagene equity consideration issued:
Public shareholders	3,195	$685,040
Sponsor shareholders (Note 1)	136,321	29,227,201
Total value of TNL Mediagene shares issued to Blue Ocean shareholders (Note 2)		29,912,241
Net assets of Blue Ocean as of December 5, 2024
Cash and cash equivalents		2,653
Financial assets at fair value through profit or loss		741,839
Other payables		(5,396,683)
Promissory notes		(2,562,102)
Financial liabilities at fair value through profit or loss		(610,028)
Other liabilities		(424,184)
Total net assets of Blue Ocean as of December 5, 2024		(8,248,505)
Excess of fair value of TNL Mediagene consideration issued over Blue Ocean net assets acquired		$38,160,746
Note 1:	The holders of 237,188 Founder Shares in Blue Ocean agreed in the Sponsor Lock-up and Support Agreement to forfeit 100,867 Founder Shares and to defer receiving 136,321 TNL Mediagene ordinary shares, subject to the other terms set forth in the Sponsor Lock-Up and Support Agreement, issuable as part of the agreed merger consideration under the Merger Agreement for up to 24 months after the Closing Date, without the provision of any services. Consequently, TNL Mediagene did not immediately issue new TNL Mediagene ordinary shares to the holders of Founder Shares upon the Closing Date. Instead, TNL Mediagene issued 136,321 TNL Mediagene ordinary shares in full on March 19, 2026.

Note 2:	The fair value of shares issued was estimated based on the market price of public shares of $214.4 per share on December 5, 2024.

Recapitalization also involved:

●	On December 4, 2024, the Sponsor entered into the Omnibus Note Settlement Agreement with, among others, Blue Ocean and TNL Mediagene under which TNL Mediagene has agreed to assume the obligations of Blue Ocean under the 2024 Sponsor Promissory Notes through the issuance of convertible promissory notes to certain lenders of the Sponsor in aggregate principal amount of $2,562,102. Please refer to Note 13 d) for details.

●	Pursuant to the Merger Agreement, immediately prior to the Closing Date, each Blue Ocean warrant became a warrant exercisable for TNL Mediagene ordinary shares on an conversion ratio of 1.00 and on the same terms as the original Blue Ocean warrant. As of December 31, 2024, the total outstanding public and private warrants were 16,832,592 warrants (as adjusted for the 1-for-20 reserve share split effected on December 22, 2025, 841,630 warrants). Please refer to Note 13 e) for details.

●	Professional service expenditures of $4,301,416 incurred to facilitate listing on the NASDAQ for the year ended December 31, 2024, which, in addition to the $38,160,746 listing expense described in the table above, has resulted in a total of $42,462,162 being recognized in “General and administrative expenses” for the years ended December 31, 2024.